BUSINESS COMBINATION (Textual) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 01, 2017 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Business Combination, Consideration Transferred, Liabilities Incurred		¥ 35,455	$ 5,157
Edge Learning Centers [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred, Liabilities Incurred	¥ 16,769
Stock Issued During Period, Shares, Acquisitions | shares	216,021
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	¥ 9,211
Business Combination, Goodwill Recognized, Description		Included in the goodwill of RMB30,261 recognized on the acquisition date is the expected synergies from combining operations of the Acquiree and the Group which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.	Included in the goodwill of RMB30,261 recognized on the acquisition date is the expected synergies from combining operations of the Acquiree and the Group which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
Business Acquisition, Transaction Costs	¥ 889